UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  May 13, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          36
Form 13F Information Table Value Total:          $440981
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     5581  1122840 SH       Sole                   517258            605582
Alere Inc Com                  COM              01449J105    26135  1023699 SH       Sole                   810348            213351
Alleghany Corp Del Com         COM              017175100    16557    41818 SH       Sole                    30354             11464
Builders Firstsource Inc       COM              12008R107     2264   386377 SH       Sole                   386377
CGI Group Inc                  COM              39945C109     9047   333091 SH       Sole                   121226            211865
Ciber Inc Com                  COM              17163B102    19936  4241783 SH       Sole                  3275661            966122
Corning Inc.                   COM              219350105     6665   500000 SH       Sole                   357959            142041
DTS Inc                        COM              23335C101     3235   194558 SH       Sole                   157586             36972
Devon Energy Corp              COM              25179M103    22534   399402 SH       Sole                   307231             92171
E Trade Financial Corp Com New COM              269246401    21910  2045782 SH       Sole                  1607678            438104
Endeavour Intl Corp            COM              29259G200    10944  3709862 SH       Sole                  3173991            535871
Endo Health Solutions Inc      COM              29264F205    15568   506110 SH       Sole                   381912            124198
Fidelity Natl Finl             COM              31620R105    22894   907426 SH       Sole                   691417            216009
Hillshire Brands Co.           COM              432589109     3067    87251 SH       Sole                    12914             74337
Howard Hughes Corp Com         COM              44267D107    30541   364408 SH       Sole                   282416             81992
ISTAR FINL INC COM             COM              45031U101    14940  1371913 SH       Sole                  1102361            269552
ITT Corp New Com               COM              450911201     2934   103210 SH       Sole                    18605             84605
Interpublic Group Cos          COM              460690100    16623  1275750 SH       Sole                   955905            319845
Kinder Morgan Mgt LLC          COM              49455U100     4653    52966 SH       Sole                     8971             43994
Layne Christensen Co           COM              521050104     1216    56866 SH       Sole                    56866
Leapfrog Enterprises Cl A      COM              52186N106    21039  2457885 SH       Sole                  1886136            571749
Owens Illinois Inc Com New     COM              690768403    22684   851179 SH       Sole                   660074            191105
Pacific Sunwear of California  COM              694873100     1483   709516 SH       Sole                   709516
Packaging Corp Amer Com        COM              695156109     4036    89950 SH       Sole                    15758             74192
Pfizer Inc                     COM              717081103    28082   973051 SH       Sole                   731186            241865
Polycom, Inc.                  COM              73172K104     2755   248603 SH       Sole                   153983             94620
Staples Inc                    COM              855030102    23168  1726390 SH       Sole                  1355957            370433
Stoneridge Inc.                COM              86183P102     2057   269614 SH       Sole                   269614
SunCoke Energy                 COM              86722A103    17356  1062827 SH       Sole                   828352            234475
Terex Corp                     COM              880779103    13265   385381 SH       Sole                   297854             87527
Tupperware Brands Corp         COM              899896104    21151   258763 SH       Sole                   203683             55080
Unitedhealth Group Inc         COM              91324P102     2992    52292 SH       Sole                     4921             47371
Universal Technical Institute  COM              913915104     1547   122456 SH       Sole                   122456
Unum Group                     COM              91529Y106    19914   704933 SH       Sole                   516759            188174
XO Group, Inc.                 COM              983772104     2207   220722 SH       Sole                   220722
AIG Fractional Warrants        WT                                0    33933 SH       Sole                    33933